OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Principal Amount		Value
Bonds: 92.8%
Corporate Bonds: 29.3%
Aerospace & Defense: 0.9%
	The Boeing Co.
$1,000,000	5.150%, 05/01/2030	$1,117,167
	Otis Worldwide Corp.
500,000	2.088% (3 Month LIBOR USD + 0.450%), 04/05/2023 [1]	494,707
		1,611,874
Air Freight & Logistics: 0.4%
	American Airlines 2019-1 Class B Pass Through Trust
973,474	3.850%, 02/15/2028	685,685

Automobiles: 1.2%
	General Motors Co.
1,000,000	1.274% (3 Month LIBOR USD + 0.800%), 08/07/2020 [1]	999,782
1,000,000	6.125%, 10/01/2025	1,124,941
		2,124,723
Banks: 3.9%
	Bank of America Corp.
1,000,000	2.496% (3 Month LIBOR USD + 0.990%), 02/13/2031 [1]	1,049,738
	HSBC Holdings PLC
500,000	2.099% (SOFR + 1.929%), 06/04/2026 [1]	505,750
	JPMorgan Chase & Co.
1,000,000	4.230% (3 Month LIBOR USD + 3.470%), 07/30/2020 [1,6]	912,239
1,900,000	3.616% (3 Month LIBOR USD + 3.320%), 10/01/2020 [1,6]	1,680,360
1,000,000	2.956% (SOFR + 2.515%), 05/13/2031 [1]	1,062,860
	Royal Bank of Scotland Group PLC
250,000	3.754% (5 Year CMT Rate + 2.100%), 11/01/2029 [1]	258,919
	UniCredit SpA
1,000,000	5.459% (5 Year Mid Swap Rate USD + 4.750%), 06/30/2035 [1]	1,010,046
	Wells Fargo & Co.
500,000	2.393% (SOFR + 2.100%), 06/02/2028 [1]	517,101
		6,997,013
Beverages: 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.500%, 06/01/2050	1,190,684

Biotechnology: 1.9%
	AbbVie, Inc.
1,500,000	4.250%, 11/21/2049	1,826,359
	Amgen, Inc.
1,500,000	3.150%, 02/21/2040	1,616,854
		3,443,213
Capital Markets: 2.1%
	Blackstone Holdings Finance Co. LLC
1,005,000	2.500%, 01/10/2030	1,050,076
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	1,154,032
	Pine Street Trust II
500,000	5.568%, 02/15/2049	555,911
	State Street Corp.
1,000,000	3.031% (SOFR + 1.490%), 11/01/2034 [1]	1,076,553
		3,836,572
Computers & Peripherals: 0.7%
	Apple, Inc.
1,000,000	3.750%, 11/13/2047	1,220,209

Diversified Financial Services: 0.8%
	Aviation Capital Group LLC
1,000,000	1.430% (3 Month LIBOR USD + 0.670%), 07/30/2021 [1]	943,098
	Berkshire Hathaway Finance Corp.
500,000	1.850%, 03/12/2030	514,756
		1,457,854
Diversified Telecommunication Services: 1.5%
	AT&T, Inc.
2,000,000	3.500%, 06/01/2041	2,104,250
	Verizon Communications, Inc.
500,000	3.150%, 03/22/2030	562,022
		2,666,272
Entertainment: 0.6%
	The Walt Disney Co.
1,000,000	3.500%, 05/13/2040	1,096,084

Equity Real Estate Investment Trusts - REITS: 1.2%
	ERP Operating L.P.
500,000	2.500%, 02/15/2030	534,387
	SL Green Operating Partnership L.P.
1,610,000	1.366% (3 Month LIBOR USD + 0.980%), 08/16/2021 [1]	1,586,749
		2,121,136
Health Care Providers & Services: 1.5%
	Cigna Corp.
1,510,000	0.949% (3 Month LIBOR USD + 0.650%), 09/17/2021 [1]	1,510,073
	UnitedHealth Group, Inc.
1,050,000	2.750%, 05/15/2040	1,125,765
		2,635,838
Household Products: 0.6%
	Kimberly-Clark Corp.
1,000,000	3.100%, 03/26/2030	1,140,104

Insurance: 1.8%
	The Guardian Life Insurance Co. of America
940,000	3.700%, 01/22/2070	990,752
	Metropolitan Life Global Funding I
1,000,000	3.600%, 01/11/2024	1,095,052
	New York Life Insurance Co.
1,000,000	3.750%, 05/15/2050	1,132,468
		3,218,272
Internet & Direct Marketing Retail: 0.8%
	Amazon.com, Inc.
1,500,000	2.500%, 06/03/2050	1,547,995

Media: 0.6%
	Comcast Corp.
1,000,000	3.750%, 04/01/2040	1,175,044

Multiline Retail: 0.6%
	Target Corp.
1,000,000	2.650%, 09/15/2030	1,101,272

Oil, Gas & Consumable Fuels: 1.7%
	Enterprise Products Operating LLC
1,500,000	2.800%, 01/31/2030	1,565,360
	Total Capital International SA
1,500,000	3.127%, 05/29/2050	1,543,415
		3,108,775
Personal Products: 0.6%
	The Estee Lauder Cos. Inc.
1,000,000	2.600%, 04/15/2030	1,089,353

Pharmaceuticals: 1.7%
	Merck & Co., Inc.
2,000,000	0.750%, 02/24/2026	1,997,595
	Pfizer, Inc.
1,000,000	2.550%, 05/28/2040	1,036,974
		3,034,569
Semiconductors & Semiconductor Equipment: 0.6%
	Texas Instruments, Inc.
1,000,000	1.750%, 05/04/2030	1,017,491

Software: 1.2%
	Autodesk, Inc.
1,000,000	2.850%, 01/15/2030	1,103,357
	Oracle Corp.
1,000,000	3.600%, 04/01/2040	1,139,136
		2,242,493
Tobacco: 0.6%
	BAT Capital Corp.
1,000,000	3.215%, 09/06/2026	1,073,896

Wireless Telecommunication Services: 1.1%
	T-Mobile USA, Inc.
2,000,000	1.500%, 02/15/2026	2,004,860

Total Corporate Bonds
(Cost $50,664,326)		52,841,281

Asset Backed Securities: 4.2%
	Credit Acceptance Auto Loan Trust 2017-2
1,500,000	3.020%, 04/15/2026	1,504,061
	GM Financial Automobile Leasing Trust 2019-3
752,596	0.460% (1 Month LIBOR USD + 0.270%), 10/20/2021 [1]	752,242
	GMF Floorplan Owner Revolving Trust 2017-2
1,500,000	0.615% (1 Month LIBOR USD + 0.430%), 07/15/2022 [1]	1,499,838
	Verizon Owner Trust 2019-B
1,000,000	0.640% (1 Month LIBOR USD + 0.450%), 12/20/2023 [1]	1,003,239
	Verizon Owner Trust 2019-C
1,000,000	2.160%, 04/22/2024	1,003,782
	Westlake Automobile Receivables Trust 2018-2
1,840,000	3.500%, 01/16/2024	1,852,458
		7,615,620
Total Asset Backed Securities
(Cost $7,613,391)		7,615,620

Mortgage Backed Securities: 58.7%
	Federal Home Loan Mortgage Corporation: 3.4%
	FR SB8035
5,767,707	2.500%, 03/01/2035	6,052,036

	Federal Home Loan Mortgage Corporation REMICS: 4.9%
	Series FHR 2512 SI
823,970	7.315% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,2,8]	69,695
	Series FHR 4016 AI
1,754,642	3.000%, 09/15/2025 [2]	12,221
	Series FHR 3941 IA
637,553	3.000%, 10/15/2025 [2]	1,473
	Series FHR 4048 IK
4,613,171	3.000%, 05/15/2027 [2]	284,239
	Series FHR 4093 DS
8,532,996	6.115% (1 Month LIBOR USD + 6.300%), 08/15/2027 [1,2,8]	1,126,662
	Series FHR 4216 EI
4,752,548	3.000%, 06/15/2028 [2]	356,429
	Series FHR 4360 BI
2,662,163	2.500%, 11/15/2028 [2]	130,385
	Series FHR 4341 MI
2,240,332	4.000%, 11/15/2031 [2]	218,615
	Series FHR 4093 IB
2,931,148	4.000%, 08/15/2032 [2]	354,064
	Series FHR 4114 MI
3,538,590	3.500%, 10/15/2032 [2]	374,845
	Series FHR 4170 IU
5,398,348	3.000%, 02/15/2033 [2]	455,107
	Series FHR 3171 OJ
997,555	N/A%, 06/15/2036 [3,7]	865,909
	Series FHR 3236 KF
101,569	0.485% (1 Month LIBOR USD + 0.300%), 11/15/2036 [1]	101,603
	Series FHR 3339 JS
51,429	41.634% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,8]	119,744
	Series FHR 3380 FM
233,594	0.775% (1 Month LIBOR USD + 0.590%), 10/15/2037 [1]	235,223
	Series FHR 3567 F
382,803	1.434% (1 Month LIBOR USD + 1.250%), 02/15/2038 [1]	382,754
	Series FHR 4121 IM
3,879,394	4.000%, 10/15/2039 [2]	194,449
	Series FHR 3721 FB
198,561	0.685% (1 Month LIBOR USD + 0.500%), 09/15/2040 [1]	199,562
	Series FHR 4105 LS
7,770,785	5.965% (1 Month LIBOR USD + 6.150%), 08/15/2041 [1,2]	853,549
	Series FHR 3933 QS
2,958,396	5.865% (1 Month LIBOR USD + 6.050%), 10/15/2041 [1,2,8]	498,079
	Series FHR 4340 US
2,553,430	6.415% (1 Month LIBOR USD + 6.600%), 05/15/2042 [1,2,8]	505,271
	Series FHR 4076 LF
364,163	0.485% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	362,261
	Series FHR 4495 PI
536,162	4.000%, 09/15/2043 [2]	51,736
	Series FHR 4313 CS
4,510,748	5.865% (1 Month LIBOR USD + 6.050%), 03/15/2044 [1,2,8]	813,266
	Series FHR 4911 IH
3,636,567	4.000%, 04/15/2049 [2]	238,894
		8,806,035
	Federal Home Loan Mortgage Corporation Strips: 1.1%
	Series FHS 288 IO
2,456,292	3.000%, 10/15/2027 [2]	182,196
	Series FHS 240 F21
408,741	0.485% (1 Month LIBOR USD + 0.300%), 07/15/2036 [1]	409,974
	Series FHS 264 F1
916,571	0.735% (1 Month LIBOR USD + 0.550%), 07/15/2042 [1]	924,306
	Series FHS 272 F2
527,539	0.735% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	537,647
		2,054,123
	Federal National Mortgage Association Interest Strips: 0.7%
	Pool FNS 419 C1
5,590,719	2.500%, 09/25/2028 [2]	364,199
	Pool FNS 419 C2
6,672,349	3.000%, 05/25/2029 [2]	476,006
	Pool FNS 421 C4
3,033,319	4.500%, 01/25/2030 [2]	307,648
	Pool FNS 421 C3
186,113	4.000%, 07/25/2030 [2]	17,779
	Pool FNS 387 7
564,101	5.500%, 04/25/2038 [2]	106,135
		1,271,767
	Federal National Mortgage Association Pool: 5.1%
	FN AL2519
1,248,484	4.500%, 07/01/2040	1,394,375
	FN AS5460
2,523,595	3.500%, 07/01/2045	2,692,337
	FN AS6520
2,591,035	3.500%, 01/01/2046	2,766,258
	FN MA3101
2,197,091	4.500%, 08/01/2047	2,377,441
		9,230,411
	Federal National Mortgage Association REMICS: 7.1%
	Series FNR 1996-45 SI
424,440	7.066% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,2,8]	42,663
	Series FNR 1997-65 SI
887,067	7.818% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,2,8]	153,151
	Series FNR 2012-139 DI
6,920,428	3.000%, 12/25/2027 [2]	387,219
	Series FNR 2013-29 BI
7,556,071	2.500%, 04/25/2028 [2]	474,529
	Series FNR 2015-34 AI
3,912,329	4.500%, 06/25/2030 [2]	149,855
	Series FNR 2010-119 PS
5,062,082	6.516% (1 Month LIBOR USD + 6.700%), 09/25/2030 [1,2,8]	749,328
	Series FNR 2016-8 CI
9,982,433	3.000%, 03/25/2031 [2]	808,404
	Series FNR 2002-60 FH
543,296	1.185% (1 Month LIBOR USD + 1.000%), 08/25/2032 [1]	553,352
	Series FNR 2013-51 PI
3,167,910	3.000%, 11/25/2032 [2]	278,769
	Series FNR 2014-81 TI
671,296	4.500%, 12/25/2034 [2]	72,125
	Series FNR 2016-24 IB
8,268,313	3.500%, 05/25/2036 [2]	779,555
	Series FNR 2007-2 FT
264,963	0.435% (1 Month LIBOR USD + 0.250%), 02/25/2037 [1]	264,504
	Series FNR 2016-78 CS
4,258,303	5.916% (1 Month LIBOR USD + 6.100%), 05/25/2039 [1,2,8]	856,926
	Series FNR 2012-82 PS
5,262,039	5.916% (1 Month LIBOR USD + 6.100%), 08/25/2041 [1,2,8]	602,299
	Series FNR 2011-100 S
7,630,903	6.266% (1 Month LIBOR USD + 6.450%), 10/25/2041 [1,2,8]	1,517,364
	Series FNR 2012-15 SW
6,488,904	5.766% (1 Month LIBOR USD + 5.950%), 03/25/2042 [1,2,8]	1,208,672
	Series FNR 2012-79 FM
221,597	0.635% (1 Month LIBOR USD + 0.450%), 07/25/2042 [1]	221,572
	Series FNR 2012-128 ST
2,110,900	5.966% (1 Month LIBOR USD + 6.150%), 11/25/2042 [1,2,8]	444,212
	Series FNR 2013-22 TO
933,250	N/A%, 03/25/2043 [3,7]	867,261
	Series FNR 2013-20 QS
8,789,606	5.966% (1 Month LIBOR USD + 6.150%), 03/25/2043 [1,2,8]	1,716,341
	Series FNR 2014-37 PI
1,419,216	5.500%, 06/25/2044 [2]	201,973
	Series FNR 2019-41 SB
2,513,227	5.866% (1 Month LIBOR USD + 6.050%), 08/25/2049 [1,2,8]	497,910
		12,847,984
	Federal National Mortgage Association & Federal Home Loan Mortgage Corporation 15 Year Fixed Rate TBA: 5.8%
	FNCI 2 7/20
10,000,000	2.000%, 07/15/2035 [9]	10,346,094

	Federal National Mortgage Association & Federal Home Loan Mortgage Corporation 30 Year Fixed Rate TBA: 28.8%
	FNCL 3.5 7/20
5,000,000	3.500%, 07/15/2041 [9]	5,259,180
	FNCL 3 7/20
5,000,000	3.000%, 07/15/2042 [9]	5,266,406
	FNCL 2.5 7/20
20,000,000	2.500%, 07/01/2050 [9]	20,851,563
	FNCL 2 7/20
20,000,000	2.000%, 07/15/2050 [9]	20,468,750
		51,845,899
	Government National Mortgage Association: 1.8%
	Series GNR 2010-67 VI
375,985	5.000%, 05/20/2021 [2]	6,830
	Series GNR 2014-74 GI
401,699	4.000%, 05/16/2029 [2]	28,273
	Series GNR 2010-47 BX
449,508	6.355% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,2,8]	66,578
	Series GNR 2011-61 WS
5,092,759	6.280% (1 Month LIBOR USD + 6.470%), 02/20/2038 [1,2,8]	1,071,487
	Series GNR 2010-6 FG
197,557	0.795% (1 Month LIBOR USD + 0.600%), 01/16/2040 [1]	198,850
	Series GNR 2016-31 CS
7,527,234	6.060% (1 Month LIBOR USD + 6.250%), 07/20/2044 [1,2,8]	1,517,423
	Series GNR 2016-112 WI
9,753,776	2.629%, 03/20/2045 [2]	324,057
		3,213,498
Total Mortgage Backed Securities
(Cost $106,256,149)		105,667,847

United States Government Securities: 0.6%
	United States Treasury Notes/Bonds
1,000,000	1.125%, 05/15/2040	990,957

Total United States Government Securities
(Cost $959,184)		990,957

Total Bonds
(Cost $165,493,050)		167,115,705

Short-Term Investments: 40.5%
United States Government Securities: 1.1%
	United States Treasury Bills
2,000,000	0.175%, 03/25/2021 [5]	1,997,701

Total United States Government Securities
(Cost $1,997,404)		1,997,701

Shares
Money Market Funds: 39.4%
71,081,795	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.246%, [1,4]	71,081,795
Total Money Market Funds
(Cost $71,081,795)		71,081,795
Total Short-Term Investments
(Cost $73,079,199)		73,079,496
Total Investments in Securities: 133.3%
(Cost $238,572,249)		240,195,201
Liabilities in Excess of Other Assets: (33.3)%		(59,972,706)
Total Net Assets: 100.0%		$180,222,495

CMT -	Constant Maturity Treasury Rate
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2020.
[2]	Interest only security.
[3]	Principal only security
[4]	Annualized seven-day effective yield as of June 30, 2020.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Perpetual call date security. Date shown is next call date.
[7]	Zero coupon security.
[8]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[9]	Security purchased on a forward-commitment basis ("TBA Commitments"). As of June 30, 2020, the value of TBA Commitments was $51,845,899, or 28.8% of net assets.
The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Osterweis Total Return Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total

Corporate Bonds [1]	$-	$52,841,281	$-	$52,841,281
Asset Backed Securities	–	7,615,620	–	7,615,620
Mortgage Backed Securities [2]	–	105,667,847	–	105,667,847
US Government Notes/Bonds [2]	–	990,957	–	990,957
Short-Term Investments [2]	71,081,795	1,997,701	–	71,081,795
Total Assets:	$71,081,795	$169,113,406	$–	$240,195,201

[1] See Schedule of Investments for industry breakouts.
[2] See schedule of investments for security type breakouts.